RELATED PARTY TRANSACTIONS - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amounts due from related parties current:
Amounts due from related parties current	$ 43,331	¥ 301,665	¥ 125,446
Amounts due from related parties non-current:
Amounts due from related parties non current	2,967	20,654	34,424
Amounts due to related parties current:
Amount due to a related party	23,979	166,935	52,328
Amounts due from related parties non-current:
Amounts due to related parties non current	107,142	745,899	504,478
Marble Stone SH Group Limited ("Marble SH")
Amounts due from related parties current:
Amounts due from related parties current	14,379	100,106
Shihua DC Investment Group Limited ("Shihua Investment Group") [Member]
Amounts due from related parties current:
Amounts due from related parties current	11,856	82,542
Amounts due to related parties current:
Amount due to a related party	12,069	84,021
Xiaomi Communication Technology Limited and Beijing Xiaomi Mobile Software Limited
Amounts due from related parties current:
Amounts due from related parties current	5,714	39,778	41,159
Marble Stone Holdings Limited ("Marble Holdings")
Amounts due from related parties current:
Amounts due from related parties current	4,271	29,736
Shihua DC Investment Management Limited ("Shihua Investment Management")
Amounts due from related parties current:
Amounts due from related parties current	4,008	27,905
Amounts due to related parties current:
Amount due to a related party	3,230	22,484
WiFire (Beijing) Technology Co., Ltd.
Amounts due from related parties current:
Amounts due from related parties current			36,578
Amounts due to related parties current:
Amount due to a related party	909	6,330
Shanghai Fawei Technology Co., Ltd. (SH Fawei)
Amounts due from related parties current:
Amounts due from related parties current			13,742
Shanghai Shibei Hi-Tech Co., Ltd.
Amounts due from related parties current:
Amounts due from related parties current	1,408	9,800	9,800
Beijing Kingsoft Cloud Network Technology Limited
Amounts due from related parties current:
Amounts due from related parties current			982
Amounts due to related parties current:
Amount due to a related party	154	1,073	609
Wuhan Fastweb Cloud Computing Company Limited
Amounts due from related parties current:
Amounts due from related parties current			5,131
Beijing Taiji Data Tech Co Ltd
Amounts due from related parties current:
Amounts due from related parties current	1,364	9,499	13,542
Amounts due to related parties current:
Amount due to a related party			6,724
Qidi Bus (Beijing) Technology Co., Ltd
Amounts due from related parties current:
Amounts due from related parties current	179	1,249
UNISVNET Technology Co Ltd
Amounts due from related parties current:
Amounts due from related parties current			1,072
Other Related Party Transactions
Amounts due from related parties current:
Amounts due from related parties current	152	1,050	3,440
Amounts due from related parties non-current:
Amounts due from related parties non current	86	596
Amounts due to related parties current:
Amount due to a related party	137	950	1,826
Beijing Fastweb Network Technology Co Ltd Bjfastweb
Amounts due from related parties non-current:
Amounts due from related parties non current			20,910
Beijing Bozhi Ruihai Network Technology Co Ltd
Amounts due to related parties current:
Amount due to a related party			5,088
Beijing Chengyishidai Network Technology Company Limited
Amounts due to related parties current:
Amount due to a related party			7,158
Ziguang Financial Leasing Co Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current	1,177	8,195	2,042
Amounts due to related parties current:
Amount due to a related party	3,901	27,160	8,938
Amounts due from related parties non-current:
Amounts due to related parties non current	6,807	47,388	12,527
Beijing Tuspark Harmonious Investment Development Co Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current	1,704	11,863	11,472
Amounts due to related parties current:
Amount due to a related party	3,579	24,917	13,850
Amounts due from related parties non-current:
Amounts due to related parties non current	$ 100,335	¥ 698,511	443,622
Wi Fire Shanghai Network Technology Co Ltd
Amounts due to related parties current:
Amount due to a related party			8,135
Shihua DC Investment Holdings Limited
Amounts due from related parties non-current:
Amounts due to related parties non current			¥ 48,329